Retirement Benefit Plans (Assumed health care cost rates) (Details) (Medical Plan [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Medical Plan [Member]
Health care cost trend rate assumed for next year	8.00%	8.00%	7.75%
Rate to which cost trend gradually declines	5.00%	5.00%	5.00%
Year the rate reaches level it is assumed to remain thereafter	2020	2020	2017